EVENTS AFTER THE REPORTING PERIOD - Bangladesh towers deal (Details) - Banglalink Digital Communications Limited - Tower portfolio in Bangladesh $ in Millions, ৳ in Billions				1 Months Ended
	Dec. 31, 2023 BDT (৳)	Dec. 31, 2023 USD ($)	Nov. 15, 2023 BDT (৳)	Jan. 31, 2024 BDT (৳)	Jan. 31, 2024 USD ($)
Disclosure of non-adjusting events after reporting period
Consideration received for PPE	৳ 11	$ 97	৳ 11
Other disposals of assets
Disclosure of non-adjusting events after reporting period
Total deal receivable					$ 100
Consideration received for PPE				৳ 11	$ 96